Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 18,770	¥ 245,319
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	13,855	224,996
Loan commitments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	7,694	15,587
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ (2,779)	¥ 4,736